Shareholder Report, Holdings (Details)	Dec. 31, 2025
Cohen & Steers International Realty Fund, Inc. | Class A | Diversified
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Cohen & Steers International Realty Fund, Inc. | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Cohen & Steers International Realty Fund, Inc. | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Cohen & Steers International Realty Fund, Inc. | Class A | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Cohen & Steers International Realty Fund, Inc. | Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers International Realty Fund, Inc. | Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers International Realty Fund, Inc. | Class A | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers International Realty Fund, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers International Realty Fund, Inc. | Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Cohen & Steers International Realty Fund, Inc. | Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Cohen & Steers International Realty Fund, Inc. | Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cohen & Steers International Realty Fund, Inc. | Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers International Realty Fund, Inc. | Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers International Realty Fund, Inc. | Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers International Realty Fund, Inc. | Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Cohen & Steers International Realty Fund, Inc. | Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers International Realty Fund, Inc. | Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers International Realty Fund, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Cohen & Steers International Realty Fund, Inc. | Class A | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class A | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers International Realty Fund, Inc. | Class A | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers International Realty Fund, Inc. | Class A | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class A | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class A | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class A | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class A | Link REIT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class A | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers International Realty Fund, Inc. | Class A | Nomura Real Estate Master Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers International Realty Fund, Inc. | Class C | Diversified
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Cohen & Steers International Realty Fund, Inc. | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Cohen & Steers International Realty Fund, Inc. | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Cohen & Steers International Realty Fund, Inc. | Class C | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Cohen & Steers International Realty Fund, Inc. | Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers International Realty Fund, Inc. | Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers International Realty Fund, Inc. | Class C | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers International Realty Fund, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers International Realty Fund, Inc. | Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Cohen & Steers International Realty Fund, Inc. | Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Cohen & Steers International Realty Fund, Inc. | Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cohen & Steers International Realty Fund, Inc. | Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers International Realty Fund, Inc. | Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers International Realty Fund, Inc. | Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers International Realty Fund, Inc. | Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Cohen & Steers International Realty Fund, Inc. | Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers International Realty Fund, Inc. | Class C | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers International Realty Fund, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Cohen & Steers International Realty Fund, Inc. | Class C | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class C | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers International Realty Fund, Inc. | Class C | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers International Realty Fund, Inc. | Class C | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class C | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class C | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class C | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class C | Link REIT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class C | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers International Realty Fund, Inc. | Class C | Nomura Real Estate Master Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers International Realty Fund, Inc. | Class I | Diversified
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Cohen & Steers International Realty Fund, Inc. | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Cohen & Steers International Realty Fund, Inc. | Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Cohen & Steers International Realty Fund, Inc. | Class I | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Cohen & Steers International Realty Fund, Inc. | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers International Realty Fund, Inc. | Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers International Realty Fund, Inc. | Class I | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers International Realty Fund, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers International Realty Fund, Inc. | Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Cohen & Steers International Realty Fund, Inc. | Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Cohen & Steers International Realty Fund, Inc. | Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cohen & Steers International Realty Fund, Inc. | Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers International Realty Fund, Inc. | Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers International Realty Fund, Inc. | Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers International Realty Fund, Inc. | Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Cohen & Steers International Realty Fund, Inc. | Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers International Realty Fund, Inc. | Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers International Realty Fund, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Cohen & Steers International Realty Fund, Inc. | Class I | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class I | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers International Realty Fund, Inc. | Class I | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers International Realty Fund, Inc. | Class I | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class I | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class I | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class I | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class I | Link REIT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class I | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers International Realty Fund, Inc. | Class I | Nomura Real Estate Master Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers International Realty Fund, Inc. | Class R | Diversified
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Cohen & Steers International Realty Fund, Inc. | Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Cohen & Steers International Realty Fund, Inc. | Class R | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Cohen & Steers International Realty Fund, Inc. | Class R | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Cohen & Steers International Realty Fund, Inc. | Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers International Realty Fund, Inc. | Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers International Realty Fund, Inc. | Class R | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers International Realty Fund, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers International Realty Fund, Inc. | Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Cohen & Steers International Realty Fund, Inc. | Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Cohen & Steers International Realty Fund, Inc. | Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cohen & Steers International Realty Fund, Inc. | Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers International Realty Fund, Inc. | Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers International Realty Fund, Inc. | Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers International Realty Fund, Inc. | Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Cohen & Steers International Realty Fund, Inc. | Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers International Realty Fund, Inc. | Class R | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers International Realty Fund, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Cohen & Steers International Realty Fund, Inc. | Class R | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class R | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers International Realty Fund, Inc. | Class R | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers International Realty Fund, Inc. | Class R | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class R | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class R | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class R | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class R | Link REIT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class R | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers International Realty Fund, Inc. | Class R | Nomura Real Estate Master Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers International Realty Fund, Inc. | Class Z | Diversified
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Cohen & Steers International Realty Fund, Inc. | Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Cohen & Steers International Realty Fund, Inc. | Class Z | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Cohen & Steers International Realty Fund, Inc. | Class Z | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Cohen & Steers International Realty Fund, Inc. | Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers International Realty Fund, Inc. | Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers International Realty Fund, Inc. | Class Z | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers International Realty Fund, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers International Realty Fund, Inc. | Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Cohen & Steers International Realty Fund, Inc. | Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Cohen & Steers International Realty Fund, Inc. | Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cohen & Steers International Realty Fund, Inc. | Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers International Realty Fund, Inc. | Class Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers International Realty Fund, Inc. | Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers International Realty Fund, Inc. | Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Cohen & Steers International Realty Fund, Inc. | Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers International Realty Fund, Inc. | Class Z | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers International Realty Fund, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Cohen & Steers International Realty Fund, Inc. | Class Z | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers International Realty Fund, Inc. | Class Z | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers International Realty Fund, Inc. | Class Z | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers International Realty Fund, Inc. | Class Z | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class Z | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers International Realty Fund, Inc. | Class Z | First Capital Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class Z | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers International Realty Fund, Inc. | Class Z | Link REIT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers International Realty Fund, Inc. | Class Z | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers International Realty Fund, Inc. | Class Z | Nomura Real Estate Master Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%